Shareholders' equity (Tables)	9 Months Ended
Sep. 30, 2011
Shareholders' equity [Abstract]
Shareholders' equity
Changes in shareholders' equity during the nine months ended September 30, 2011 were as follows:

	Common shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Total shareholders' equity
	Numberof shares	Par value
Balance, December 31, 2010	51,338	$51,338	$62,915	$161,957	$(50,012)	$226,198
Net income	-	-	-	104,764	-	104,764
Cash dividends	-	-	-	(38,395)	-	(38,395)
Common shares issued	482	482	7,394	-	-	7,876
Common shares to be issued for Banker's Dashboard acquisition (see Note 5)	-	-	4,300	-	-	4,300
Tax impact of share-based awards	-	-	240	-	-	240
Common shares repurchased	(940)	(940)	(22,680)			(23,620)
Other common shares retired	(63)	(63)	(1,575)	-	-	(1,638)
Fair value of share-based compensation	-	-	4,118	-	-	4,118
Amortization of postretirement prior service credit, net of tax	-	-	-	-	(1,746)	(1,746)
Amortization of postretirement net actuarial losses, net of tax	-	-	-	-	2,525	2,525
Amortization of loss on derivatives, net of tax(1)	-	-	-	-	1,313	1,313
Net unrealized gain on marketable securities, net of tax	-	-	-	-	131	131
Currency translation adjustment	-	-	-	-	(2,695)	(2,695)
Balance, September 30, 2011	50,817	$50,817	$54,712	$228,326	$(50,484)	$283,371

(1) Relates to interest rate locks executed in 2004 and 2002. See “Note 6: Derivative financial instruments” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

Accumulated other comprehensive loss
Accumulated other comprehensive loss was comprised of the following:

	September 30, 2011	December 31, 2010
Postretirement and defined benefit pension plans:
Unrealized prior service credit	$13,905	$15,651
Unrealized net actuarial losses	(65,818)	(68,343)
Postretirement and defined benefit pension plans, net of tax	(51,913)	(52,692)
Loss on derivatives, net of tax	(3,209)	(4,522)
Unrealized gain on marketable securities, net of tax	144	13
Currency translation adjustment	4,494	7,189
Accumulated other comprehensive loss	$(50,484)	$(50,012)